Corporate reorganization	12 Months Ended
Dec. 31, 2020
Corporate reorganization
Corporate reorganization

3.Corporate reorganization

On January 22, 2021, the shareholders of Cosan Limited, the former parent company of Cosan S.A. and Cosan Logística, approved an intra-group reorganization, announced on July 3, 2020, consisting of a merger of companies under common control, as provided by art. 264, paragraph 4, of Brazilian Law No. 6,404, pursuant to which Cosan Limited and Cosan Logística were merged into Cosan S.A., or the “Merger.” The financial statements of Cosan Limited as of and for the year ended December 31, 2020 were not impacted by this reorganization.

Cosan Limited was a “foreign private issuer” in accordance with Rule 405 of the Securities Act. Cosan Limited’s class A common shares were registered with the United States Securities and Exchange Commission, or “SEC,” and listed on the NYSE under the ticker symbol “CZZ.” Cosan S.A., Cosan Logística and their respective subsidiaries were subsidiaries of Cosan Limited prior to the Merger. Cosan S.A. and Cosan Logística were also publicly-traded on the B3 on the special New Market (Novo Mercado) segment under the ticker symbols “CSAN3” and “RLOG3” respectively.

As part of an effort to streamline our operations, the Company carried out at corporate reorganization to enhance its corporate structure by making Cosan S.A. the sole holding company of the group. The corporate reorganization simplified our corporate structure, unifying and consolidating the Cosan S.A., Cosan Limited and Cosan Logística free floats, in order to increase share liquidity, and unlock value within the Company’s group portfolio. As part of the corporate reorganization, each of Cosan Limited and Cosan Logística were merged into Cosan S.A., being Cosan S.A. the surviving entity. Following the completion of the merger, the outstanding shares of Cosan S.A. are now directly owned by all shareholders of Cosan Limited, Cosan S.A. and Cosan Logística as of immediately prior to the completion of the merger. As a result, Cosan S.A. issued American Depositary Shares, or ADSs, listed on the NYSE or common shares listed under the Novo Mercado segment of the B3 to the shareholders of Cosan Limited immediately prior to the approval of the merger. As for Cosan Logística, upon completion of the merger, holders of Cosan Logística shares immediately prior to the approval of the merger became owners of Cosan S.A. common shares.

            The Merger Protocol also established the exchange ratio for the shares. Each Class A and Class B Shares issued by Cosan Limited and outstanding immediately prior to the consummation of the merger were be automatically converted into the right to receive 1.29401595263 Cosan S.A. ADSs. The exchange ratio for the exchange of Cosan Logística shares for Cosan S.A. shares is 0.25360679585 Cosan S.A. shares for one Cosan Logística share.

This is equivalent to 0.772788 Cosan Limited shares for each Cosan S.A. share or Cosan S.A. ADS, as applicable, and 3.943112 Cosan Logística shares for each Cosan S.A. share.

Following the merger, Cosan S.A. ADSs began trading on the NYSE under the symbol “CSAN,” on March 8, 2021.